Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 37,808	$ 43,484
Accounts receivable, net (note 4)	205,122	244,617
Fuel and natural gas in storage	35,080	44,414
Supplies and consumables inventory	50,277	45,074
Regulatory assets (note 5)	66,150	66,567
Prepaid expenses	26,405	31,005
Derivative instruments (note 20)	9,801	16,099
Other assets	5,080	7,110
Assets, current, total	435,723	498,370
Property, plant and equipment, net	6,307,525	6,304,897
Intangible assets, net	51,157	51,103
Goodwill	954,282	954,282
Regulatory assets (note 5)	378,452	376,800
Derivative instruments (note 20)	55,717	54,115
Long-term investment carried at fair value (note 6)	505,596	0
Investment in Atlantica	134,936	67,331
Deferred income taxes (note 15)	64,722	61,357
Restricted cash	18,590	15,939
Other assets	13,974	13,214
Assets	8,920,674	8,397,408
Current liabilities:
Accounts payable	55,530	119,887
Accrued liabilities	167,569	280,144
Dividends payable (note 12)	62,472	50,445
Regulatory liabilities (note 5)	50,166	37,687
Long-term debt (note 7)	13,148	12,364
Other long-term liabilities (note 9)	39,580	45,903
Derivative instruments (note 20)	12,576	14,126
Other liabilities	3,503	3,474
Liabilities, current, total	404,544	564,030
Long-term debt (note 7)	3,434,341	3,067,187
Regulatory liabilities (note 5)	567,621	540,278
Deferred income taxes (note 15)	421,427	399,148
Derivative instruments (note 20)	69,078	54,818
Pension and other post-employment benefits obligation (note 8)	167,649	168,189
Other long-term liabilities (note 9)	229,244	228,238
Preferred shares, Series C	13,089	13,867
Liabilities, noncurrent, total	4,902,449	4,471,725
Redeemable non-controlling interest	36,120	41,553
Equity:
Preferred shares	184,299	184,299
Common shares (note 10(a))	3,397,106	3,021,699
Additional paid-in capital	41,148	38,569
Deficit	(566,758)	(524,311)
Accumulated other comprehensive loss (note 11)	(5,116)	(2,792)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	3,050,679	2,717,464
Non-controlling interests	526,882	602,636
Total equity	3,577,561	3,320,100
Commitments and contingencies (note 18)
Liabilities and equity, total	$ 8,920,674	$ 8,397,408